Other disclosures - Schedule of changes in financial instruments classified as Level 3 (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	€ 1,110
Purchases/Issuances	364
Sales/Amortisation	(29)
Changes in fair value recognized in profit or loss	234
Changes in fair value recognised in equity	0
Level reclassifications	(229)
Other	46
Financial liabilities, at fair value, period ending	1,496
Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	18,487	€ 15,319
Purchases/Issuances	11,387	10,583
Sales/Amortisation	(9,247)	(8,056)
Changes in fair value recognized in profit or loss	212	172
Changes in fair value recognised in equity	(96)	(98)
Level reclassifications	(35)
Level reclassifications		216
Other	149	(1,155)
Financial assets, at fair value, period ending	20,857	16,981
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	1,110	1,352
Purchases/Issuances		285
Sales/Amortisation		(307)
Changes in fair value recognized in profit or loss		320
Changes in fair value recognised in equity		0
Level reclassifications		(338)
Other		(96)
Financial liabilities, at fair value, period ending	1,496	1,216
Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	864	934
Purchases/Issuances	234	285
Sales/Amortisation	(29)	(300)
Changes in fair value recognized in profit or loss	239	315
Changes in fair value recognised in equity	0	0
Level reclassifications	(213)	(183)
Other	25	(97)
Financial liabilities, at fair value, period ending	1,120	954
Level 3 | Financial liabilities held for trading | Credit institutions
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0	0
Purchases/Issuances	198	26
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	0	0
Financial liabilities, at fair value, period ending	198	26
Level 3 | Financial liabilities held for trading | Customers
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0	0
Purchases/Issuances	0	52
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	0	0
Financial liabilities, at fair value, period ending	0	52
Level 3 | Financial liabilities held for trading | Derivatives
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	864	934
Purchases/Issuances	36	207
Sales/Amortisation	(29)	(300)
Changes in fair value recognized in profit or loss	239	315
Changes in fair value recognised in equity	0	0
Level reclassifications	(213)	(183)
Other	25	(97)
Financial liabilities, at fair value, period ending	922	876
Level 3 | Financial liabilities held for trading | Swaps
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	418	479
Purchases/Issuances	36	32
Sales/Amortisation	(19)	(27)
Changes in fair value recognized in profit or loss	82	37
Changes in fair value recognised in equity	0	0
Level reclassifications	(96)
Level reclassifications		9
Other	10	(31)
Financial liabilities, at fair value, period ending	431	499
Level 3 | Financial liabilities held for trading | Exchange rate options
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	34	0
Purchases/Issuances	0	5
Sales/Amortisation	0	(2)
Changes in fair value recognized in profit or loss	(9)	(26)
Changes in fair value recognised in equity	0	0
Level reclassifications	(10)
Level reclassifications		14
Other	2	24
Financial liabilities, at fair value, period ending	17	15
Level 3 | Financial liabilities held for trading | Interest rate options
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	95	79
Purchases/Issuances	0	2
Sales/Amortisation	(3)	(1)
Changes in fair value recognized in profit or loss	(1)	2
Changes in fair value recognised in equity	0	0
Level reclassifications	(7)	(18)
Other	0	47
Financial liabilities, at fair value, period ending	84	111
Level 3 | Financial liabilities held for trading | Index and securities options
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	151	294
Purchases/Issuances	0	135
Sales/Amortisation	(2)	(122)
Changes in fair value recognized in profit or loss	79	(36)
Changes in fair value recognised in equity	0	0
Level reclassifications	(40)	(6)
Other	0	(110)
Financial liabilities, at fair value, period ending	188	155
Level 3 | Financial liabilities held for trading | Securities and interest rate futures
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0	0
Purchases/Issuances	0	0
Sales/Amortisation	0	(19)
Changes in fair value recognized in profit or loss	3	29
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	0	19
Financial liabilities, at fair value, period ending	3	29
Level 3 | Financial liabilities held for trading | Others
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	166	82
Purchases/Issuances	0	33
Sales/Amortisation	(5)	(129)
Changes in fair value recognized in profit or loss	85	309
Changes in fair value recognised in equity	0	0
Level reclassifications	(60)	(182)
Other	13	(46)
Financial liabilities, at fair value, period ending	199	67
Level 3 | Hedging derivatives
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	19	12
Purchases/Issuances	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	0	20
Changes in fair value recognised in equity	0	0
Level reclassifications	(15)	(2)
Other	0	0
Financial liabilities, at fair value, period ending	4	30
Level 3 | Hedging derivatives | Swaps
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	19	12
Purchases/Issuances	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	0	20
Changes in fair value recognised in equity	0	0
Level reclassifications	(15)	(2)
Other	0	(1)
Financial liabilities, at fair value, period ending	4	29
Level 3 | Hedging derivatives | Interest rate options
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0
Purchases/Issuances	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	0
Changes in fair value recognised in equity	0
Level reclassifications	0
Other	0	1
Financial liabilities, at fair value, period ending	0	1
Level 3 | Hedging derivatives | Others
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0
Purchases/Issuances	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	0
Changes in fair value recognised in equity	0
Level reclassifications	0
Other	0
Financial liabilities, at fair value, period ending	0
Level 3 | Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0	160
Purchases/Issuances	130	0
Sales/Amortisation	0	(7)
Changes in fair value recognized in profit or loss	(1)	0
Changes in fair value recognised in equity	0	0
Level reclassifications	(1)	(153)
Other	0	0
Financial liabilities, at fair value, period ending	128	0
Level 3 | Liabilities under insurance contracts
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	227	246
Purchases/Issuances	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	(4)	(15)
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	21	1
Financial liabilities, at fair value, period ending	244	232
Financial assets held for trading | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	6,496	3,930
Purchases/Issuances	4,962	4,092
Sales/Amortisation	(3,714)	(2,697)
Changes in fair value recognized in profit or loss	190	64
Changes in fair value recognised in equity	0	0
Level reclassifications	(148)
Level reclassifications		129
Other	30	(41)
Financial assets, at fair value, period ending	7,816	5,477
Financial assets held for trading | Level 3 | Central Banks
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	441	0
Purchases/Issuances	609	437
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	10	31
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	0	0
Financial assets, at fair value, period ending	1,060	468
Financial assets held for trading | Level 3 | Credit institutions
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	152	769
Purchases/Issuances	301	44
Sales/Amortisation	(138)	(745)
Changes in fair value recognized in profit or loss	(4)	1
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	0	0
Financial assets, at fair value, period ending	311	69
Financial assets held for trading | Level 3 | Customers
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	4,592	1,801
Purchases/Issuances	3,900	3,484
Sales/Amortisation	(3,318)	(1,572)
Changes in fair value recognized in profit or loss	25	33
Changes in fair value recognised in equity	0	0
Level reclassifications	(41)
Level reclassifications		99
Other	0	(2)
Financial assets, at fair value, period ending	5,158	3,843
Financial assets held for trading | Level 3 | Debt instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	340	413
Purchases/Issuances	130	47
Sales/Amortisation	(174)	(112)
Changes in fair value recognized in profit or loss	(1)	(16)
Changes in fair value recognised in equity	0	0
Level reclassifications		(77)
Level reclassifications	12
Other	4	(43)
Financial assets, at fair value, period ending	311	212
Financial assets held for trading | Level 3 | Equity instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period		0
Purchases/Issuances		0
Sales/Amortisation		0
Changes in fair value recognized in profit or loss		0
Changes in fair value recognised in equity		0
Level reclassifications		0
Other		0
Financial assets, at fair value, period ending		0
Financial assets held for trading | Level 3 | Derivatives
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	971	947
Purchases/Issuances	22	80
Sales/Amortisation	(84)	(268)
Changes in fair value recognized in profit or loss	160	15
Changes in fair value recognised in equity	0	0
Level reclassifications	(119)
Level reclassifications		107
Other	26	4
Financial assets, at fair value, period ending	976	885
Financial assets held for trading | Level 3 | Swaps
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	551	556
Purchases/Issuances	22	64
Sales/Amortisation	(43)	(94)
Changes in fair value recognized in profit or loss	86	(29)
Changes in fair value recognised in equity	0	0
Level reclassifications	(72)
Level reclassifications		19
Other	2	133
Financial assets, at fair value, period ending	546	649
Financial assets held for trading | Level 3 | Exchange rate options
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	39	2
Purchases/Issuances	0	6
Sales/Amortisation	0	(1)
Changes in fair value recognized in profit or loss	3	(29)
Changes in fair value recognised in equity	0	0
Level reclassifications	(14)
Level reclassifications		7
Other	3	30
Financial assets, at fair value, period ending	31	15
Financial assets held for trading | Level 3 | Interest rate options
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	39	30
Purchases/Issuances	0	0
Sales/Amortisation	(38)	(5)
Changes in fair value recognized in profit or loss	0	4
Changes in fair value recognised in equity	0	0
Level reclassifications	0	21
Other	0	(8)
Financial assets, at fair value, period ending	1	42
Financial assets held for trading | Level 3 | Index and securities options
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	120	241
Purchases/Issuances	0	4
Sales/Amortisation	(2)	(115)
Changes in fair value recognized in profit or loss	65	41
Changes in fair value recognised in equity	0	0
Level reclassifications		(8)
Level reclassifications	29
Other	2	(107)
Financial assets, at fair value, period ending	214	56
Financial assets held for trading | Level 3 | Interest rate futures
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period		0
Purchases/Issuances		0
Sales/Amortisation		(20)
Changes in fair value recognized in profit or loss		2
Changes in fair value recognised in equity		0
Level reclassifications		0
Other		20
Financial assets, at fair value, period ending		2
Financial assets held for trading | Level 3 | Securities and interest rate futures
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	0
Purchases/Issuances	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	3
Changes in fair value recognised in equity	0
Level reclassifications	0
Other	0
Financial assets, at fair value, period ending	3
Financial assets held for trading | Level 3 | Others
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	222	118
Purchases/Issuances	0	6
Sales/Amortisation	(1)	(33)
Changes in fair value recognized in profit or loss	3	26
Changes in fair value recognised in equity	0	0
Level reclassifications	(62)
Level reclassifications		68
Other	19	(64)
Financial assets, at fair value, period ending	181	121
Hedging derivatives | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	7	20
Purchases/Issuances	0	3
Sales/Amortisation	0	(5)
Changes in fair value recognized in profit or loss	(3)	7
Changes in fair value recognised in equity	0	0
Level reclassifications	(9)
Level reclassifications		0
Other	5	(11)
Financial assets, at fair value, period ending	0	14
Hedging derivatives | Level 3 | Swaps
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	7	20
Purchases/Issuances	0	3
Sales/Amortisation	0	(5)
Changes in fair value recognized in profit or loss	(3)	7
Changes in fair value recognised in equity	0	0
Level reclassifications	(9)
Level reclassifications		0
Other	5	(11)
Financial assets, at fair value, period ending	0	14
Financial assets designated at fair value through profit or loss | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	34	106
Purchases/Issuances	15	0
Sales/Amortisation	(10)	0
Changes in fair value recognized in profit or loss	10	(11)
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	2	(50)
Financial assets, at fair value, period ending	51	45
Financial assets designated at fair value through profit or loss | Level 3 | Customers
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	14	20
Purchases/Issuances	3	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	10	(3)
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	0	0
Financial assets, at fair value, period ending	27	17
Financial assets designated at fair value through profit or loss | Level 3 | Debt instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	20	86
Purchases/Issuances	12	0
Sales/Amortisation	(10)	0
Changes in fair value recognized in profit or loss	0	(8)
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	2	(50)
Financial assets, at fair value, period ending	24	28
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	2,889	2,588
Purchases/Issuances	151	83
Sales/Amortisation	(165)	(436)
Changes in fair value recognized in profit or loss	15	112
Changes in fair value recognised in equity	0	0
Level reclassifications	58	2
Other	50	10
Financial assets, at fair value, period ending	2,998	2,359
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3 | Customers
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	171	505
Purchases/Issuances	2	0
Sales/Amortisation	0	(395)
Changes in fair value recognized in profit or loss	(47)	0
Changes in fair value recognised in equity	0	0
Level reclassifications	27	0
Other	12	(28)
Financial assets, at fair value, period ending	165	82
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3 | Debt instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	175	242
Purchases/Issuances	43	1
Sales/Amortisation	(6)	(4)
Changes in fair value recognized in profit or loss	(5)	16
Changes in fair value recognised in equity	0	0
Level reclassifications	1	2
Other	22	(25)
Financial assets, at fair value, period ending	230	232
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3 | Equity instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	2,543	1,841
Purchases/Issuances	106	82
Sales/Amortisation	(159)	(37)
Changes in fair value recognized in profit or loss	67	96
Changes in fair value recognised in equity	0	0
Level reclassifications	30	0
Other	16	63
Financial assets, at fair value, period ending	2,603	2,045
Financial assets at fair value through other comprehensive income | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	9,061	8,675
Purchases/Issuances	6,259	6,405
Sales/Amortisation	(5,358)	(4,918)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(96)	(98)
Level reclassifications	64	85
Other	62	(1,063)
Financial assets, at fair value, period ending	9,992	9,086
Financial assets at fair value through other comprehensive income | Level 3 | Customers
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	7,902	7,253
Purchases/Issuances	6,108	5,982
Sales/Amortisation	(5,193)	(4,703)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(114)	(72)
Level reclassifications	4	85
Other	7	(1,016)
Financial assets, at fair value, period ending	8,714	7,529
Financial assets at fair value through other comprehensive income | Level 3 | Debt instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	887	1,047
Purchases/Issuances	145	423
Sales/Amortisation	(161)	(213)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	17	(25)
Level reclassifications	60	0
Other	57	39
Financial assets, at fair value, period ending	1,005	1,271
Financial assets at fair value through other comprehensive income | Level 3 | Equity instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	272	375
Purchases/Issuances	6	0
Sales/Amortisation	(4)	(2)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	1	(1)
Level reclassifications	0	0
Other	(2)	(86)
Financial assets, at fair value, period ending	€ 273	€ 286